Exhibit 99.1

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-23-13	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					3/18/2013
2	Payment Date					3/20/2013
3	Collection Period				1/27/2013	2/23/2013	28
4	Monthly Interest Period- Actual				2/20/2013	3/19/2013	28
5	Monthly Interest- Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	213,000,000.00	—	—	—	—	—
7	Class A-2 Notes	360,000,000.00	62,846,457.86	—	34,103,102.14	28,743,355.72	0.0798427
8	Class A-3 Notes	335,000,000.00	335,000,000.00	—	—	335,000,000.00	1.0000000
9	Class A-4 Notes	92,000,000.00	92,000,000.00	—	—	92,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$489,846,457.86	$—	$34,103,102.14	$455,743,355.72

11	Overcollateralization	190,486,760.36	214,287,616.86			214,287,616.86

12	Total Securitization Value	$1,190,486,760.36	$704,134,074.72			$670,030,972.58

13	NPV Lease Payments Receivable	512,808,838.38	181,773,449.39			166,953,894.41
14	NPV Base Residual	677,677,921.98	522,360,625.33			503,077,078.17

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.46125%	—	—	—	—
16	Class A-2 Notes		1.00000%	52,372.05	0.1454779	34,155,474.19	94.8763172
17	Class A-3 Notes		1.20000%	335,000.00	1.0000000	335,000.00	1.0000000
18	Class A-4 Notes		1.39000%	106,566.67	1.1583333	106,566.67	1.1583333

	Equals: Total Securities			493,938.71		34,597,040.85

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received						12,831,714.72
20	Pull Ahead Waived Payments						—
21	Sales Proceeds - Early Terminations						16,179,613.24
22	Sales Proceeds - Scheduled Terminations						10,702,722.19
23	Security Deposits for Terminated Accounts						14,024.00
24	Excess Wear and Tear Received						70,420.37
25	Excess Mileage Charges Received						84,553.90
26	Other Recoveries Received						84,716.91

27	Subtotal: Total Collections						39,967,765.33

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						5,079.38

31	Total Available Funds, prior to Servicer Advances						39,972,844.71

32	Servicer Advance						—

33	Total Available Funds						39,972,844.71

34	Reserve Account Draw						—

35	Available for Distribution						39,972,844.71

D.	DISTRIBUTIONS
36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		586,778.40
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		493,938.71
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	38,887,127.60
49	Regular Principal Distribution Amount	34,103,102.14
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		34,103,102.14
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		4,784,025.46

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-23-13	PAGE 2

E.	CALCULATIONS
53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	489,846,457.86
55	Less: Aggregate Securitization Value (End of Collection Period)	(670,030,972.58)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	489,846,457.86
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(455,743,355.72)

61	Regular Principal Distribution Amount	34,103,102.14

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	670,030,972.58
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)	(214,287,616.86)

65	Targeted Note Balance	455,743,355.72

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	39,972,844.71
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	586,778.40
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	493,938.71
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	38,887,127.60
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	38,887,127.60

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT
83	Reserve Account Balances:
84	Targeted Reserve Account Balance	5,952,433.80
85	Initial Reserve Account Balance	5,952,433.80

86	Beginning Reserve Account Balance	5,952,433.80
87	Plus: Net Investment Income for the Collection Period	471.83

88	Subtotal: Reserve Fund Available for Distribution	5,952,905.63
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)	—
90	Less: Reserve Account Draw Amount (Item 77)	—

91	Subtotal Reserve Account Balance	5,952,905.63
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)	471.83

93	Equals: Ending Reserve Account Balance	5,952,433.80

94	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	653	10,207,598.81
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(10,709,171.19)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(20,638.99)
99	Less: Excess Wear and Tear Received		(70,420.37)
100	Less: Excess Mileage Received		(84,553.90)

101	Current Period Net Residual Losses/(Gains)	653	(677,185.64)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	3,118	(3,889,002.41)
104	Current Period Net Residual Losses (Item 101)	653	(677,185.64)

105	Ending Cumulative Net Residual Losses	3,771	(4,566,188.05)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.38%

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-23-13	PAGE 3

G.	POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,190,486,760	670,030,973
109	Aggregate Base Residual Value			797,991,518	543,202,631
110	Number of Current Contracts			50,109	33,714
111	Weighted Average Lease Rate			3.10%	2.99%
112	Average Remaining Term			27.5	12.0
113	Average Original Term			39.1	39.1
114	Proportion of Base Prepayment Assumption Realized				148.10%
115	Actual Monthly Prepayment Speed				1.35%
116	Turn-in Ratio on Scheduled Terminations				86.52%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		35,194	752,559,761	704,134,075
118	Depreciation/Payments			(12,254,139)	(8,477,874)
119	Gross Credit Losses		(24)	(452,394)	(466,154)
120	Early Terminations - Regular		(803)	(15,720,372)	(14,951,475)
121	Early Terminations - Lease Pull Aheads		—	—	—
122	Scheduled Terminations - Returned to VCI	9,269,847	(565)	(9,163,166)	(8,835,137)
123	Scheduled Terminations - Purchased	1,439,324	(88)	(1,435,696)	(1,372,462)

124	Pool Balance - End of Period		33,714	713,533,995	670,030,973

			Units	Securitization Value	Percentage
125	Delinquencies Aging Profile - End of Period
126	Current		33,334	662,687,913	98.90%
127	31 - 90 Days Delinquent		323	6,216,626	0.93%
128	91+ Days Delinquent		57	1,126,433	0.17%

129	Total		33,714	670,030,973	100.00%

				Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units			24	466,154
132	Aggregate Liquidation Proceeds on charged-off units				(345,871)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(39,824)
136	Current Period Aggregate Net Credit Losses/(Gains)			24	80,459

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			307	2,004,478
139	Current Period Net Credit Losses (Item 136)			24	80,459
140	Ending Cumulative Net Credit Losses			331	2,084,937

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.18%

					Units
142	Aging of Scheduled Maturies Not Sold
143	0 - 60 Days since Contract Maturity				293
144	61 - 120 Days since Contract Maturity				2
145	121+ Days since Contract Maturity				8

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-23-13	PAGE 4

        SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
4/20/2013	18,751,396
5/20/2013	25,747,314
6/20/2013	23,885,413
7/20/2013	26,334,472
8/20/2013	27,627,924
9/20/2013	28,460,952
10/20/2013	33,062,860
11/20/2013	31,991,849
12/20/2013	34,666,492
1/20/2014	34,071,461
2/20/2014	37,850,882
3/20/2014	33,000,886
4/20/2014	32,191,546
5/20/2014	29,324,678
6/20/2014	30,058,552
7/20/2014	31,308,176
8/20/2014	29,344,248
9/20/2014	16,532,036
10/20/2014	19,666,377
11/20/2014	18,707,417
12/20/2014	23,493,648
1/20/2015	25,250,103
2/20/2015	8,220,975
3/20/2015	7,438,825
4/20/2015	7,823,531
5/20/2015	4,588,494
6/20/2015	5,503,482
7/20/2015	5,725,740
8/20/2015	5,508,389
9/20/2015	6,419,249
10/20/2015	5,886,632
11/20/2015	1,551,421
12/20/2015	18,386
1/20/2016	15,541
2/20/2016	1,448
3/20/2016	179
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—

Total:	670,030,973

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month